UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number 811 - 08614
                                                    ------------



                            BRANDES INVESTMENT TRUST
                            ------------------------
               (Exact name of registrant as specified in charter)


                         11988 EL CAMINO REAL, SUITE 500
                               SAN DIEGO, CA 92130
               (Address of principal executive offices) (Zip code)

                              MICHEAL GLAZER, ESQ.
                   C/O PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          555 SOUTH FLOWER, 23RD FLOOR
                              LOS ANGELES, CA 90071
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 800-331-2979
                                                    ------------


Date of fiscal year end: OCTOBER 31, 2003
                         ----------------



Date of reporting period:  OCTOBER 31, 2003
                           ----------------

Item 1. REPORTS TO STOCKHOLDERS - As Filed



                                    BRANDES
                                INVESTMENT TRUST




                                    ADVISOR

                      Brandes Investment Partners, L.L.C.
                        11988 El Camino Real, Suite 500
                          San Diego, California 92191
                                  800.331.2979

                                  DISTRIBUTOR

                            Quasar Distributors, LLC
                       615 E. Michigan Street, 3rd Floor
                              Milwaukee, WI 53202

                                 TRANSFER AGENT

                           Investors Bank & Trust Co.
                        200 Clarendon Street, 16th Floor
                          Boston, Massachusetts 02116

                                    AUDITORS

                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL

                     Paul, Hastings, Janofsky & Walker LLP
                      515 South Flower Street, 23rd Floor
                         Los Angeles, California 90071

This report is intended for shareholders of the Brandes Institutional International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.















                                    BRANDES
                                INVESTMENT TRUST



                                     ANNUAL
                                     REPORT

                      For the Year ended October 31, 2003

               W O R L D W I D E    V A L U E    S P E C I A L I S T S

                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
================================================================================

Dear Shareholder:

Amid several reports suggesting economic recovery across international markets, the Brandes Institutional International Equity Fund gained 35.16% during the year ending October 31, 2003. The Fund outperformed the MSCI EAFE Index, which returned 27.03% for the period.

We begin this letter with a brief overview of the international equity market environment in the twelve-month period. Then we examine the country-, industry-, and stock-specific factors that affected the Fund's performance. Finally, we review our investment philosophy and the Fund's strategy going forward.

MARKET OVERVIEW

In general, stocks in non-U.S. markets climbed during the one-year period ending October 31, 2003. The MSCI EAFE Index climbed 27.03% for the period.

Overall, European markets registered gains as the MSCI Europe Index climbed 24.16% for the period. The euro's strength contributed to concerns about economic growth, perhaps prompting the European Central Bank to cut its benchmark interest rate to 2%. In the United Kingdom, the Bank of England kept interest rates at a 48-year low amid signs of improving consumer spending. Reports showed U.K. consumer confidence improved after the end of full-scale military action in Iraq.

In Asia, encouraging export figures accompanied significant gains for equities. The MSCI Pacific Free Index gained 33.82% for the year ending October 31, 2003. Japan's economy grew at an annualized 3.9% in the second quarter of 2003, outstripping a preliminary estimate of 2.3%, the government said in a September revision. Analysts noted that the results could give a stronger indication that the world's second-largest economy is starting to emerge from its long slump.

Emerging markets demonstrated strength during the period as the MSCI Emerging Markets Free Index gained 48.74%. In August, Brazil's central bank executed its biggest interest-rate cut in more than four years in an aggressive attempt to jumpstart an economy sliding toward recession. Citing a sharp drop in inflation, the bank slashed its benchmark Selic rate to 22% from 24.5%, its third cut in as many months and the largest single rate reduction since May 1999.

Now, let's turn our attention to specifics regarding the Fund.

                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

FUND SPECIFICS

Gains for holdings in the commercial banking, diversified telecom services, and communications equipment industries helped drive performance for the year ending October 31, 2003. Sumitomo Financial Group (Japan--commercial banking), Alcatel (France--communications equipment), and Telefonica (Spain--diversified telecom services) were among positions contributing to performance. Holdings in the oil & gas and electric utilities industries also tended to post gains.

On a country basis, holdings in Japan, France, Germany, and Spain helped drive performance. Positions from these countries posting gains included Hitachi (Japan--electronic equipment & instruments), Alcatel (France--communications equipment), Bayerische Hypo Vereinsbank (Germany--commercial banking), and Repsol (Spain--oil & gas).

During the period, we sold positions such as Eletrobras (Brazil--electric utilities), Daiwa House (Japan--household durables), HSBC Holdings (United Kingdom--commercial banking), Axa (France--insurance), and Nortel Networks (Canada--communications equipment) as appreciation pushed their market prices toward our estimates of their fair values.

New purchases included Renault (France--automobiles), Abbey National (United Kingdom--commercial banking), DaimlerChrysler (Germany--automobiles), Taisho Pharmaceutical (Japan--pharmaceuticals), Nestle (Switzerland--food products), and Wolters Kluwer (Netherlands--media). In addition, we took advantage of price weakness and added to select existing holdings at prices that we consider attractive.

While Japan remains the Fund's most substantial country weighting, Germany now represents the Fund's second largest position as a result of price appreciation and portfolio activity during the period. On an industry basis, the Fund's most substantial weighting remains in diversified telecom services.

CURRENT STRATEGY

While we monitor short-term developments in international equity markets, our investment philosophy focuses on company-by-company analysis with a long-term perspective. In all market environments, we search for and hold fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

In the past few months, state and federal regulators have initiated investigations of mutual fund companies and others in connection with alleged market timing and late trading practices. Neither Brandes Investment Partners, LLC ("Brandes") nor the Fund, has received a subpoena

                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

in connection with any ongoing investigations, nor have any allegations been made regarding any of its investment products or practices.

HOLIDAY GREETINGS

At this special time of year, we extend our sincere wishes that you, your family, and friends enjoy peace, good health, and prosperity--now and always. We truly appreciate the relationship we share with you and pledge our continued commitment to earning your trust and respect for many years to come.

Sincerely yours,



/S/ DEBRA MCGINTY-POTEET
------------------------
Debra McGinty-Poteet
President
Brandes Investment Trust










PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The principal value and investment return of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than the initial investment. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

This report is intended for shareholders and must be preceded or accompanied by a prospectus.

The Fund is distributed by Quasar Distributors, LLC (12/03)

                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund from its inception (1/2/97) to present as compared with the Morgan Stanley Capital International EAFE Index.


                 VALUE OF $1,000,000 VS MORGAN STANLEY CAPITAL
          INTERNATIONAL EAFE (EUROPE, AUSTRALASIA AND FAR EAST) INDEX



                                 [GRAPH OMITTED]

                           MSCI EAFE Index           Brandes Institutional
                                                    International Equity Fund
--------------------------------------------------------------------------------
Jan-97                      $ 1,000,000                     $1,000,000
Apr-97                        $ 999,508                     $1,062,390
Jul-97                      $ 1,141,429                     $1,227,313
Oct-97                      $ 1,029,617                     $1,165,658
Jan-98                      $ 1,075,025                     $1,239,346
Apr-98                      $ 1,188,564                     $1,411,524
Jul-98                      $ 1,203,832                     $1,402,611
Oct-98                      $ 1,128,926                     $1,317,408
Jan-99                      $ 1,229,938                     $1,420,794
Apr-99                      $ 1,301,420                     $1,666,099
Jul-99                      $ 1,320,645                     $1,731,215
Oct-99                      $ 1,388,955                     $1,768,213
Jan-00                      $ 1,466,692                     $1,968,796
Apr-00                      $ 1,482,228                     $2,052,275
Jul-00                      $ 1,439,583                     $2,226,413
Oct-00                      $ 1,348,744                     $2,171,925
Jan-01                      $ 1,344,711                     $2,288,546
Apr-01                      $ 1,239,319                     $2,216,302
Jul-01                      $ 1,124,614                     $2,053,447
Oct-01                      $ 1,010,339                     $2,216,302
Jan-02                        $ 997,845                     $1,879,413
Apr-02                      $ 1,066,142                     $2,050,387
Jul-02                        $ 934,388                     $1,747,593
Oct-02                        $ 876,801                     $1,624,909
Jan-03                        $ 848,871                     $1,638,268
Apr-03                        $ 892,866                     $1,645,122
Jul-03                        $ 993,362                     $1,927,535
Oct-03                      $ 1,113,965                     $2,196,238





  AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2003

 1 Year .............  35.16%
 5 Years ............  10.77%
 Since Inception
 (January 2, 1997) ..  12.21%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The MSCI EAFE Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index consists of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The MSCI EAFE Index is unmanaged and cannot be invested in directly.




                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND



SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2003
-----------------------------------------------------------------------------------------
                                                                 Shares       Value
-----------------------------------------------------------------------------------------
COMMON STOCKS: 96.8%
BELGIUM: 1.0%
Interbrew ...............................................        147,000   $  3,433,681
                                                                           ------------

BERMUDA: 1.0%
Tyco International, Ltd.(2) .............................        157,600      3,290,688
                                                                           ------------

BRAZIL: 2.5%
Centrais Electricas Brasileiras S.A. ADR ................        785,130      4,906,199
Telecomunicacoes Brasileiras S.A. ADR ...................        115,700      3,984,708
                                                                           ------------
                                                                              8,890,907
                                                                           ------------
CANADA: 1.0%
Bombardier, Inc. ........................................        797,600      3,582,000
                                                                           ------------

FRANCE: 6.2%
Alcatel S.A.(2)* ........................................        620,500      8,168,094
European Aeronautic Defense and Space Co.(2) ............        195,200      3,961,877
Lafarge S.A .............................................         50,002      3,572,327
Renault S.A .............................................         93,200      6,150,512
                                                                           ------------
                                                                             21,852,810
                                                                           ------------
GERMANY: 10.4%
BASF AG .................................................         77,000      3,523,959
Bayerische Hypo Vereinsbank AG* .........................        298,300      6,556,100
DaimlerChrysler AG ......................................        140,700      5,236,570
Deutsche Telekom AG(2)* .................................        463,900      7,290,323
E.ON AG .................................................        157,600      7,947,469
Hypo Real Estate Holding AG* ............................         74,575      1,297,381
Volkswagen AG ...........................................         95,600      4,810,948
                                                                           ------------
                                                                             36,662,750
                                                                           ------------
HONG KONG/CHINA: 0.8%
Swire Pacific, Ltd. - Class A ...........................        482,500      2,944,422
                                                                           ------------



                                                                               5





                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND



SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2003--(CONTINUED)
-----------------------------------------------------------------------------------------
                                                                 Shares       Value
-----------------------------------------------------------------------------------------


ITALY: 4.0%
IntesaBci SpA ...........................................      2,101,250      7,067,386
Telecom Italia SpA(2)* ..................................      2,704,074      7,040,736
                                                                           ------------
                                                                             14,108,122
                                                                           ------------
JAPAN: 21.8%
Daiichi Pharmaceutical Co., Ltd. ........................        166,700      2,542,381
Hitachi, Ltd. ...........................................      1,649,800      9,675,192
Japan Tobacco, Inc. .....................................            592      3,944,696
Komatsu, Ltd. ...........................................        853,000      4,607,462
Matsushita Electric Industrial Company, Ltd. ............        662,000      8,708,075
Mitsubishi Heavy Industries, Ltd. .......................        994,000      2,725,142
Mitsubishi Tokyo Finance Group, Inc. ....................            992      7,114,339
Nippon Mitsubishi Oil Corp. .............................      1,074,000      5,294,195
Nippon Telegraph & Telephone Corp. ......................          1,399      6,235,840
Ono Pharmaceutical Co. ..................................         87,000      3,017,021
Sankyo Co., Ltd. ........................................        357,000      5,703,963
Sumitomo Mitsui Banking Corp.(2) ........................          1,548      7,771,268
Taisho Pharmaceutical Co., Ltd. .........................        170,000      2,927,602
TDK Corp. ...............................................         97,200      6,353,230
                                                                           ------------
                                                                             76,620,406
                                                                           ------------
MEXICO: 4.2%
America Movil S.A. de CV ADR ............................        128,840   $  3,066,392
Cemex S.A. de CV ADR ....................................        223,200      5,356,800
Telefonos de Mexico S.A. Class L, ADR(2) ................        198,840      6,392,706
                                                                           ------------
                                                                             14,815,898
                                                                           ------------
NETHERLANDS: 7.2%
Akzo Nobel N.V ..........................................        212,400      6,700,489
ING Groep N.V ...........................................        291,650      6,041,246
Koninklijke Ahold N.V.* .................................        308,200      2,602,239
Unilever N.V ............................................         99,200      5,749,156
Wolters Kluwer N.V ......................................        310,636      4,355,732
                                                                           ------------
                                                                             25,448,862
                                                                           ------------

6






                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND



SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2003--(CONTINUED)
-----------------------------------------------------------------------------------------
                                                                 Shares       Value
-----------------------------------------------------------------------------------------

NEW ZEALAND: 1.4%
Telecom New Zealand, Ltd. ...............................      1,666,095      4,936,316
                                                                           ------------

PORTUGAl: 1.5%
Portugal Telecom S.A ....................................        641,217      5,376,831
                                                                           ------------

RUSSIA: 0.9%
Lukoil ADR(2) ...........................................         40,400      3,264,320
                                                                           ------------

SINGAPORE: 5.0%
DBS Group Holdings, Ltd. ................................        916,069      7,529,262
Jardine Matheson Holdings, Ltd. .........................        635,754      4,656,898
Oversea-Chinese Banking Corp., Ltd. .....................        796,000      5,535,880
                                                                           ------------
                                                                             17,722,040
                                                                           ------------
SOUTH AFRICA: 1.5%
SABMiller Plc ...........................................        613,050      5,171,761
                                                                           ------------

SOUTH KOREA: 3.1%
Korea Electric Power Corp. ADR(2) .......................        553,200      6,002,220
KT Corp. ADR(2) .........................................        242,000      4,769,820
                                                                           ------------
                                                                             10,772,040
                                                                           ------------
SPAIN: 5.7%
Antena 3 Television S.A.* ...............................          2,242         73,061
Banco Bilbao Vizcaya S.A.(2) ............................        473,500      5,420,261
Repsol S.A ..............................................        368,000      6,402,096
Telefonica S.A.* ........................................        662,694      8,223,940
                                                                           ------------
                                                                             20,119,358
                                                                           ------------
SWITZERLAND: 6.7%
Nestle S.A ..............................................         43,900      9,643,305
Swisscom AG .............................................         17,200      4,992,678
Zurich Financial Services AG* ...........................         69,876      8,927,672
                                                                           ------------
                                                                             23,563,655
                                                                           ------------


                                                                               7





                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND



SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2003--(CONTINUED)
-----------------------------------------------------------------------------------------
                                                                 Shares       Value
-----------------------------------------------------------------------------------------

UNITED KINGDOM: 9.9%
Abbey National Plc ......................................        500,200      4,770,792
BAE Systems Plc .........................................      1,714,100      5,316,411
BT Group Plc ............................................      1,098,890      3,454,852
Corus Group Plc* ........................................      2,163,000        879,830
Friends Provident Plc ...................................      1,463,800      3,405,065
Invensys Plc ............................................      3,491,359      1,775,199
Marks & Spencer Group Plc ...............................      1,270,671      6,196,975
Reuters Goup Plc ........................................        804,000      3,498,628
Royal & Sun Alliance Insurance Group Plc ................      2,018,000      3,001,232
Safeway Plc .............................................        536,000      2,634,475
                                                                           ------------
                                                                             34,933,459
                                                                           ------------

VENEZUELA: 1.0%
Cia Anonima Nacional Telefonos de Venezuela, ADR ........        236,675   $  3,540,658
                                                                           ------------

TOTAL COMMON STOCKS (cost $345,408,860) .................                   341,050,984
                                                                           ------------



SHORT-TERM INVESTMENTS: 17.8%                                 Principal
                                                                Amount
-----------------------------------------------------------------------------------------

MUTUAL FUNDS - 5.7%
Dreyfus Cash Management Plus Fund(1) ....................   $ 10,000,000   $ 10,000,000
Merrimac Cash Fund-Premium Class(1) .....................     10,000,000     10,000,000
                                                                           ------------
TOTAL MUTUAL FUNDS (cost $20,000,000) ...................                    20,000,000
                                                                           ------------

COMMERCIAL PAPER - 4.2%
Falcon Asset Securitization Corp., 1.05%, due 12/02/03(1)      5,000,000      5,000,000
Galaxy Funding, 1.06%, due 11/06/03(1) ..................      5,000,000      5,000,000
Greyhawk Funding, 1.05%, due 11/21/03(1) ................      5,021,153      5,021,153
                                                                           ------------
TOTAL COMMERCIAL PAPEr (cost $15,021,153) ...............                    15,021,153
                                                                           ------------

DEMAND NOTES - 5.7%
Bank of Montreal, 1.04%, due 11/14/03(1) ................     13,066,152     13,066,152
Royal Bank of Scotland, 1.08%, due 01/20/04(1) ..........      7,000,000      7,000,000
                                                                           ------------
TOTAL DEMAND NOTES (cost $20,066,152) ...................                    20,066,152
                                                                           ------------


8




                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND



SCHEDULE OF INVESTMENTS IN SECURITIES at October 31, 2003--(CONTINUED)
-----------------------------------------------------------------------------------------
                                                              Principal         Value
                                                                Amount
-----------------------------------------------------------------------------------------


REPURCHASE AGREEMENTS - 2.2%
Investors Bank & Trust Co., Repurchase Agreement, 0.720%,
dated 10/31/2003, due 11/03/2003,
[collateralized by $8,155,049
GNRA #280592, 3.000%,due 04/20/2032
(Market value $8,116,818)
(proceeds $7,730,767) (cost $7,730,303)] ................      7,730,303      7,730,303
                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS (cost $62,817,608) .........                    62,817,608
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES (cost $408,226,468):  114.6%                403,868,592
Liabilities in excess of Other Assets: (14.6)% ..........                   (51,507,857)
                                                                           ------------
NET ASSETS: 100.0% ......................................                  $352,360,735
                                                                           ============

---------------------------------------------------------
  *  Non-income producing security.
ADR  American Depositary Receipt
 (1) This security is purchased with cash proceeds from securities loans.
 (2) This security or a portion of this security is out on loan at October 31, 2003.
     Total loaned securities had a market value of $52,403,813 at October 31, 2003.

See accompanying Notes to Financial Statements.

                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


SCHEDULE OF INVESTMENTS BY INDUSTRY AT OCTOBER 31, 2003
--------------------------------------------------------------------------------
Industry                                                              Percentage
--------------------------------------------------------------------------------
Aerospace & Defense ..........................................           2.6%
Auto Manufacturers ...........................................           4.6%
Banks ........................................................          13.7%
Beverages ....................................................           2.4%
Building Materials ...........................................           2.5%
Chemicals ....................................................           2.9%
Commercial Services & Supplies ...............................           1.0%
Communications Equipment .....................................           2.3%
Diversified Financials .......................................           7.8%
Diversified Telecommunication Services .......................          18.8%
Electric .....................................................           5.4%
Electrical Components & Equipment ............................           4.6%
Food .........................................................           5.9%
Household Durables ...........................................           2.5%
Insurance ....................................................           1.8%
Machinery-Construction & Mining ..............................           1.8%
Media ........................................................           1.3%
Metals & Mining ..............................................           0.2%
Miscellaneous Manufacturer ...................................           2.7%
Oil & Gas ....................................................           4.2%
Pharmaceuticals ..............................................           4.0%
Retail .......................................................           1.8%
Tobacco ......................................................           1.1%
Wireless Telecommunication Services ..........................           0.9%
                                                                       -----
TOTAL COMMON STOCK ...........................................          96.8%
SHORT-TERM INVESTMENTS .......................................          17.8%
                                                                       -----
TOTAL INVESTMENTS IN SECURITIES ..............................         114.6%
Liabilities in excess of Other Assets ........................         (14.6)%
                                                                       -----
NET ASSETS ...................................................         100.0%
                                                                       =====




                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


STATEMENT OF ASSETS AND LIABILITIES at October 31, 2003
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at cost .........................    $ 408,226,469
                                                                  =============
  Investments in securities, at value
    (including $55,087,305 of securities loaned) (Note 2) ....    $ 403,868,592
  Foreign currency, at value (cost $11,533) ..................           11,573
  Receivables:
    Fund shares sold .........................................        6,978,976
    Dividends and interest ...................................          686,877
    Tax reclaim ..............................................           37,325
    Gain on forward currency contracts .......................            1,139
    Securities lending income ................................            5,875
  Prepaid expenses and other assets ..........................           12,880
                                                                  -------------
    Total assets .............................................      411,603,237
                                                                  -------------
LIABILITIES
  Payment upon return of securities loaned ...................       55,087,305
  Payables:
    Securities purchased .....................................        3,438,795
    Fund shares redeemed .....................................          320,573
    Due to advisor ...........................................          302,148
  Accrued expenses ...........................................           93,681
                                                                  -------------
    Total liabilities ........................................       59,242,502
                                                                  -------------
  NET ASSETS .................................................    $ 352,360,735
                                                                  -------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($352,360,735/21,991,114 shares outstanding;
    unlimited shares authorized without par value) ...........    $       16.02
                                                                  -------------
COMPONENTS OF NET ASSETS
  Paid-in capital ............................................    $ 362,085,818
  Undistributed net investment income ........................        2,976,849
  Accumulated net realized loss on investments
    and foreign currency .....................................       (8,353,654)
  Net unrealized appreciation (depreciation) on:
    Investments ..............................................       (4,357,877)
    Foreign currency .........................................            9,599
                                                                  -------------
      Net assets .............................................    $ 352,360,735
                                                                  =============


See accompanying Notes to Financial Statements.



                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


STATEMENT OF OPERATIONS For the Year Ended October 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME
    Dividends (net of foreign taxes withheld of $886,017) .....    $  6,007,947
    Interest ..................................................          16,048
    Income from securities lending ............................         108,951
    Miscellaneous income ......................................          15,999
                                                                   ------------
      Total income ............................................       6,148,945
                                                                   ------------
  EXPENSES
    Advisory fees (Note 3) ....................................       2,660,835
    Administration fees (Note 3) ..............................         130,672
    Custody fees ..............................................          95,664
    Transfer agent fees .......................................          49,300
    Accounting fees ...........................................          38,788
    Auditing fees .............................................          39,601
    Printing ..................................................          47,606
    Registration expense ......................................          20,321
    Trustee fees ..............................................          17,199
    Legal fees ................................................          41,999
    Miscellaneous .............................................           8,511
    Insurance expense .........................................          15,302
                                                                   ------------
      Total expenses ..........................................       3,165,798
      Add: Expenses recouped ..................................          26,881
                                                                   ------------
      Net expenses ............................................       3,192,679
                                                                   ------------
        Net investment income .................................       2,956,266
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments ...............................................      (8,353,654)
    Foreign currency transactions .............................          20,870
                                                                   ------------
      Net realized loss .......................................      (8,332,784)
                                                                   ------------
  Net unrealized appreciation on:
    Investments ...............................................      92,498,728
    Foreign currency transactions .............................           3,646
                                                                   ------------
      Net unrealized appreciation .............................      92,502,374
                                                                   ------------
        Net realized and unrealized gain on investments
           and foreign currency ...............................      84,169,590
                                                                   ------------
        Net increase in net assets resulting from operations ..    $ 87,125,856
                                                                   ============

See accompanying Notes to Financial Statements.





                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------
                                                   Year Ended      Year Ended
                                               October 31, 2003  October 31, 2002
                                               -----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income ........................   $   2,956,266    $   3,741,312
Net realized gain (loss) on:
    Investments ..............................      (8,353,654)       8,176,434
    Foreign currency transactions ............          20,870          (44,705)
Net unrealized appreciation (depreciation) on:
Investments ..................................      92,498,728      (43,959,307)
Foreign currency .............................           3,646           (1,816)
                                                 -------------    -------------
Net increase (decrease) in net assets
  resulting from operations ..................      87,125,856      (32,088,082)
                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...................      (3,421,125)      (4,564,895)
From net realized gains ......................      (8,176,188)     (14,933,583)
                                                 -------------    -------------
Decrease in net assets from distribuitions ...     (11,597,313)     (19,498,478)
                                                 -------------    -------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ....................     353,962,880      226,633,940
Net asset value of shares issued on
  reinvestment of distributions ..............      11,369,896       19,161,021
Cost of shares redeemed ......................    (325,343,091)    (257,214,702)
                                                 -------------    -------------
Net increase (decrease) from
  capital share transactions .................      39,989,685      (11,419,741)
                                                 -------------    -------------
Total increase (decrease) in net assets ......     115,518,228      (63,006,301)
NET ASSETS
Beginning of year ............................     236,842,507      299,848,808
                                                 -------------    -------------
End of year ..................................   $ 352,360,735    $ 236,842,507
                                                 -------------    -------------

Undistributed net investment income ..........   $   2,976,849    $   3,465,542
                                                 =============    =============
CAPITAL SHARE ACTIVITY
Shares sold ..................................      26,399,290       15,753,312
Shares issued on reinvestment of distributions         941,217        1,310,604
Shares redeemed ..............................     (24,368,348)     (17,877,833)
                                                 -------------    -------------
Net increase (decrease) in shares outstanding        2,972,159         (813,917)
                                                 =============    =============



See accompanying Notes to Financial Statements.



                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year
-----------------------------------------------------------------------------------------------------------------

                                                                         YEAR ENDED OCTOBER 31,
                                                    -------------------------------------------------------------
                                                          2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ..................   $ 12.45     $ 15.12     $ 22.34     $ 19.84       16.22
                                                        -------     -------     -------     -------     -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .............................      0.14        0.19        0.22        0.34        0.20
  Net realized and unrealized gain (loss)
    on investments ..................................      4.04       (1.89)      (2.77)       3.99        4.91
                                                        -------     -------     -------     -------     -------
Total from investment operations ....................      4.18       (1.70)      (2.55)       4.33        5.11
                                                        -------     -------     -------     -------     -------

LESS DISTRIBUTIONS:
  From net investment income ........................     (0.18)      (0.23)      (0.32)      (0.20)      (0.23)
  From net realized gain ............................     (0.43)      (0.74)      (4.35)      (1.63)      (1.26)
                                                        -------     -------     -------     -------     -------
Total distributions .................................     (0.61)      (0.97)      (4.67)      (1.83)      (1.49)
                                                        -------     -------     -------     -------     -------
Net asset value, end of year ........................   $ 16.02     $ 12.45     $ 15.12     $ 22.34     $ 19.84
                                                        =======     =======     =======     =======     =======
Total return ........................................     35.16%     (12.23)%    (14.76)%     22.84%      34.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions) ..................   $ 352.4   $   236.8   $   299.8   $   326.5   $   235.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped ............................      1.19%       1.18%       1.16%       1.18%       1.30%
  After fees waived and expenses
    absorbed or recouped ............................      1.20%       1.20%       1.20%       1.19%       1.20%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped ............................      1.12%       1.25%       1.39%       1.65%       1.09%
  After fees waived and expenses
    absorbed or recouped ............................      1.11%       1.23%       1.35%       1.64%       1.19%
Portfolio turnover rate .............................     26.19%      44.61%      32.07%      42.03%      32.31%



See accompanying Notes to Financial Statements.


                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         The Brandes Institutional International Equity Fund (the "Fund") is a series of shares of beneficial interest of Brandes Investment Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund seeks to achieve long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A. SECURITY VALUATION. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

               U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

               Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------


               Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

         B. REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

               If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

         C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may utilize forward foreign currency exchange contracts ("forward contracts") under which it is obligated to exchange currencies at specific future dates.

         D. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         E. FEDERAL INCOME TAXES. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At October 31, 2003, the fund had a capital loss carryforward available for federal income tax purposes of $8,353,654, which expires in 2011, to offset future gains.

         F. CONCENTRATION OF RISK. As of October 31, 2003, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund's net assets. It is the Trust's policy to continuously monitor these off-balance sheet risks.

         G. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

               estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

         H. SECURITIES LENDING. The Trust may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fees. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned. As of October 31, 2003, the market value of securities loaned was $52,403,813 and the Fund received $55,087,305 of cash collateral for the loan.

         I. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2003, $23,835 was reclassified from Accumulated Net Realized Loss to Undistributed Net Investment Income.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         Brandes Investment Partners, L.L.C. (The "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended October 31, 2003, the Fund incurred $2,660,835 in advisory fees.

         The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest, so that its ratio of expenses to average net assets will not exceed 1.20%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. At October 31, 2003, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund is $199,584. The Advisor may recapture $199,584 no later than October 31, 2004. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the year ended October 31, 2003, the Advisor recouped $26,881 from the Fund.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

        U.S. Bancorp Fund Services, LLC, (the "Administrator") acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.05% of average daily net assets for the first $250 million in net assets, 0.04% of average daily net assets for the next $250 million in net assets and 0.03% in excess of $500 million of the Fund's average daily net assets, subject to a minimum of $40,000 per annum. For the year ended October 31, 2003 the Fund incurred $130,672 in such fees.

        Quasar Distributors LLC, (the "Distributor"), a registered broker-dealer, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

        Certain officers of the Fund are also officers and/or Trustees of the Advisor and Administrator.



NOTE 4 - PURCHASES AND SALES OF SECURITIES

        For the year ended October 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $92,933,066 and $68,255,774, respectively.


NOTE 5 - DISTRIBUTION TO SHAREHOLDERS

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes ..............  $     408,226,469
                                                     -----------------
Gross tax unrealized appreciation .................  $      40,752,503
Gross tax unrealized depreciation                          (45,110,380)
                                                     -----------------
Net tax unrealized depreciation ...................  $      (4,357,877)
                                                     =================
Undistributed ordinary income .....................  $       2,977,988
Capital loss carryforward .........................  $      (8,353,654)
Net tax unrealized appreciation on
    foreign currency ..............................  $           8,460

The tax composition of dividends was as follows:

                                                LONG TERM           LONG TERM
  ORDINARY INCOME           INCOME            CAPITAL GAINS       CAPITAL GAINS
       TOTAL               PER SHARE              TOTAL             PER SHARE
--------------------- -------------------- -------------------- ----------------
     $3,421,125              $0.18             $ 8,176,188           $ 0.43

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------


NOTE 6 - CHANGE IN INDEPENDENT ACCOUNTANTS

         Ernst & Young, LLP were previously the principal auditors for the Brandes Institutional International Equity Fund. The decision to change auditors was resolved by the board of trustees in the meeting on September 9, 2003 and Tait, Weller & Baker were appointed principal auditors. Ernst & Young, LLP had served as principal auditors for each of the years ended October 31, 1997 through October 31, 2002. Additionally, the audit report of Ernst & Young, LLP on the financial statements of the Brandes Institutional International Equity Fund that was issued for each of those periods were unqualified.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND









                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

         The Board of Trustees is responsible for the overall management of the Trust's business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund's investment objective and policies and to general supervision by the Board. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-331-2979.

         The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

                                                                  PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS
    NAME ADDRESS, AND AGE       POSITION HELD    DATE ELECTED*           PAST 5 YEARS              HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
"NON-INTERESTED" TRUSTEES

DeWitt F. Bowman, C.F.A         Trustee            February      Principal, Pension             RREEF America REIT3,
11988 El Camino Real,                               1995         Investment Consulting, since   Inc.; Wilshire
Suite 500                                                        1994.  Interim Treasurer and   Target Funds, Inc.;
San Diego, CA 92130                                              Vice President for             Pacific Gas and
Age 73                                                           Investments - University of    Electric Nuclear
                                                                 California from 2000 to        Decommissioning
                                                                 2001. Formerly Chief           Trust; PCG Private
                                                                 Investment Officer of the      Equity Fund; Forward
                                                                 California Public Employees    Funds; Sycuan U.S.
                                                                 Retirement System (1989 to     Value Fund.
                                                                 1994)

Gordon Clifford Broadhead       Trustee            December      Retired.
11988 El Camino Real,                                1994
Suite 500
San Diego, CA 92130
Age 79

W. Daniel Larsen                Trustee            December      Retired.  Formerly General
11988 El Camino Real,                                1994        Contractor (1951-1996).
Suite 500
San Diego, CA 92130
Age 75





20


                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND



                                                                  PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS
    NAME ADDRESS, AND AGE       POSITION HELD    DATE ELECTED*           PAST 5 YEARS              HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------

"INTERESTED" TRUSTEES** AND OTHER OFFICERS

Charles H. Brandes  11988 El    Trustee            December      Chairman of the Advisor.
Camino Real, Suite 500                               1994
San Diego, CA 92130
Age 60

Debra McGinty-Poteet 11988      Trustee and        June 2000     Director, Mutual Fund          Trustee & Chairman
El Camino Real, Suite 500       President                        Services of the Advisor.       London Pacific Group
San Diego, CA 92130                                              Formerly Chief Operating       Money Market Fund,
Age 47                                                           Officer for North American     Company sold in 1998
                                                                 Trust Company; Senior Vice
                                                                 President and Managing
                                                                 Director for Bank of America
                                                                 Funds Management.

Thomas M. Quinlan               Secretary          June 2003     Counsel of the Advisor;
11988 El Camino Real,                                            Associate Counsel of U.S.
Suite 500                                                        Global Investors, Inc.;
San Diego, CA 92130                                              Attorney for Franklin
Age 32                                                           Templeton Investments

Gary Iwamura                    Treasurer          September     Finance Director of the
11988 El Camino Real, Suite                           1997       Advisor.
500
San Diego, CA 92130
Age 47

* Trustees and officers of the Fund serve until their resignation, removal or retirement.
**  "Interested persons" within the meaning as defined in the 1940 Act.


                BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
================================================================================





REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders of
Brandes Institutional International Equity Fund the Board of Trustees of
Brandes Investment Trust


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Brandes Institutional International Equity Fund, a series of Brandes Investment Trust, as of October 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2002 and the financial highlights for the four years ended October 31, 2002 were audited by other auditors whose report dated December 13, 2002 expressed an unqualified opinion on the statement of changes in net assets and the financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Brandes Institutional International Equity Fund as of October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.





                                                          TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
DECEMBER 12, 2003

Item 2. CODE OF ETHICS. - The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-331-2979.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT. - The Registrant's Board of Trustees has determined that DeWitt Bowman, a member of the Registrant's Audit Committee, is an "audit committee expert" and "independent."

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not required for annual reports filed for periods ending before December 15, 2003.

Items 5-8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(A) ANY CODE OF ETHICS OR AMENDMENT THERETO. Filed herewith.

(B) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

(C) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) BRANDES INVESTMENT TRUST

         By (Signature and Title) /S/ DEBRA MCGINTY-POTEET
                                  --------------------------------------
                                      Debra McGinty-Poteet, President

         Date   January 22, 2004
                --------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)  /S/ DEBRA MCGINTY-POTEET
                                   ---------------------------------------------
                                       Debra McGinty-Poteet, President

         Date January 22, 2004
              --------------------------------------------------------

         By (Signature and Title)  /S/ GARY IWAMURA
                                   ------------------
                                       Gary Iwamura, Treasurer

         Date  January 22, 2004
               --------------------------------------------------------